Brown Advisory Growth Equity Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 94.5%
Communication Services - 9.9%
59,962	Alphabet, Inc. - Class C*	159,817,318
720,375	Match Group, Inc.*	113,091,671
1,430,167	Pinterest, Inc.*	72,867,009
		345,775,998
Consumer Discretionary - 7.7%
34,388	Amazon.com, Inc.*	112,965,956
1,175,840	Chewy, Inc.*	80,086,462
192,499	Lululemon Athletica, Inc.*	77,904,345
		270,956,763
Consumer Staples - 7.0%
870,830	Brown-Forman Corp.	58,354,318
182,285	Costco Wholesale Corp.	81,909,765
344,403	Estee Lauder Companies, Inc.	103,296,792
		243,560,875
Health Care - 21.2%
223,269	DexCom, Inc.*	122,096,885
1,014,496	Edwards Lifesciences Corp.*	114,851,092
157,011	Intuitive Surgical, Inc.*	156,092,486
255,535	Thermo Fisher Scientific, Inc.	145,994,812
347,787	Veeva Systems, Inc.*	100,221,780
547,638	Zoetis, Inc.	106,318,441
		745,575,496
Industrials - 9.9%
275,739	Cintas Corp.	104,962,808
361,141	IDEX Corp.	74,738,130
384,401	L3Harris Technologies, Inc.	84,660,476
187,541	Roper Technologies, Inc.	83,667,666
		348,029,080
Information Technology - 36.0%
211,920	Adobe, Inc.*	122,006,582
464,496	Autodesk, Inc.*	132,460,324
222,537	Coupa Software, Inc.*	48,775,660
278,162	Intuit, Inc.	150,071,181
339,023	MasterCard, Inc.	117,871,517
595,186	Microsoft Corp.	167,794,837
636,611	NXP Semiconductors NV	124,692,997
548,031	PayPal Holdings, Inc.*	142,603,146
226,353	ServiceNow, Inc.*	140,852,681
86,110	Shopify, Inc.*	116,746,216
		1,263,875,141
Materials - 2.8%
350,927	Sherwin-Williams Co.	98,164,810
Total Common Stocks (Cost $1,618,712,369)		3,315,938,163

Real Estate Investment Trusts - 3.1%
332,773	SBA Communications Corp.	110,004,771
Total Real Estate Investment Trusts (Cost $30,687,188)		110,004,771

Short-Term Investments - 2.4%
Money Market Funds - 2.4%
84,576,751	First American Government Obligations Fund - Class Z, 0.02%#	84,576,751
Total Short-Term Investments (Cost $84,576,751)		84,576,751
Total Investments - 100.0% (Cost $1,733,976,308)		3,510,519,685
Other Assets in Excess of Liabilities - 0.0%		336,862
NET ASSETS - 100.0%		$3,510,856,547

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.